Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Receivables from the government of Israel:
Value added tax authorities	$ 17	$ 61
Other	414	274
Other current assets	$ 431	$ 335